Quarterly Results of Operations	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (unaudited)
Quarterly Results of Operations (unaudited):
The following table presents a summary of our unaudited quarterly operating results for each of the four quarters in 2013 and 2012, respectively (in thousands). This information was derived from unaudited interim financial statements that, in the opinion of management, have been prepared on a basis consistent with the financial statements contained elsewhere in this filing and include all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of such information when read in conjunction with our audited financial statements and related notes. The operating results for any quarter are not necessarily indicative of results for any future period.

	2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$56,293	$60,572	$57,641	$67,824
Cost of sales	13,697	14,564	14,037	17,423
Gross profit	42,596	46,008	43,604	50,401
Operating expenses:
Selling, general and administrative	50,709	50,543	63,054	66,479
Research and development	3,507	5,868	5,518	5,412
Amortization of intangible assets	1,606	2,778	1,342	1,750
BioMimetic impairment charges	—	—	206,249	—
Total operating expenses	55,822	59,189	276,163	73,641
Operating loss	$(13,226)	$(13,181)	$(232,559)	$(23,240)
Net loss from continuing operations, net of tax	$(4,918)	$(15,539)	$(124,500)	$(135,211)
Income (loss) from discontinued operations, net of tax	$13,353	$(1,792)	$(5,520)	$182
Net income (loss)	$8,435	$(17,331)	$(130,020)	$(135,029)
Net loss, continuing operations per share, basic	(0.13)	(0.34)	(2.68)	(2.88)
Net loss, continuing operations per share, diluted	(0.13)	(0.34)	(2.68)	(2.88)
Net income (loss) per share, basic	$0.20	$(0.37)	$(2.80)	$(2.88)
Net income (loss) per share, diluted	$0.20	$(0.37)	$(2.80)	$(2.88)
Our 2013 operating loss included the following:

•
costs associated with distributor conversions and non-competes, for which we recognized $1.2 million, $1.1 million, $0.7 million and $0.8 million during the first, second, third and fourth quarters of 2013, respectively;

•
costs associated with due diligence and transaction expenses for our acquisitions of WG Healthcare, BioMimetic and Biotech totaling $7.5 million, $1.4 million, $1.7 million and $2.3 million during the first, second, third and fourth quarters of 2013, respectively;

•	transition costs associated with the divestiture of the OrthoRecon business totaling $2.6 million, $11.2 million and $7.7 million during the second, third and fourth quarters of 2013, respectively;

•	charges associated with the write-down of BioMimetic inventory to net realizable value totaling $1.0 million and $1.3 million during the third and fourth quarters of 2013, respectively; and

•
charges associated with the impairment of intangible assets and goodwill acquired from our BioMimetic acquisition (see Note 12), as well as the recognition of a $3.2 million charge for noncancelable inventory commitments for the raw materials used in the manufacture of Augment® Bone Graft, which we have estimated will expire unused, totaling $206.2 million which was recognized in the third quarter of 2013.

Our 2013 net loss from continuing operations included the following:

•	the after-tax effect of the above amounts;

•
the after tax effects of mark-to-market adjustments on derivative assets and liabilities netting to a $2.0 million loss, a $1.0 million gain, a $2.0 million loss and a $2.0 million gain recognized in the first, second, third and fourth quarters of 2013, respectively;

•
the after tax effects of CVR mark-to-market adjustments of $5.8 million unrealized loss, $66.1 million unrealized gain, and $0.8 million unrealized gain recognized in the second, third and fourth quarters of 2013, respectively;

•	the after tax effect of a $7.8 million gain on our previously held investment in BioMimetic recognized in the first quarter of 2013; and

•	a charge to record a valuation allowance against our U.S. deferred tax assets of $119.6 million recognized in the fourth quarter of 2013.
In addition to those noted above, our 2013 net loss included the following associated with our discontinued operations:

•
the after tax impacts of $1.1 million, $0.7 million, $0.5 million and $0.6 million of U.S governmental inquiries and DPA costs during the first, second, third and fourth quarters of 2013, respectively;

•
the after tax impacts of costs associated with amortization of distributor conversions and non-competes, for which we recognized $0.5 million, $0.4 million, $0.3 million and $0.3 million during the first, second, third and fourth quarters of 2013, respectively;

•
the after tax impacts of costs associated with the sale of our OrthoRecon business of $2.8 million, $5.2 million and $2.9 million recognized during the second, third and fourth quarters of 2013, respectively; and

•	the after tax impact of a gain of $19.4 million for estimated product liability insurance recoveries during the first quarter of 2013.
Additionally, in conjunction with preparing our financial statements for the year ended December 31, 2013, an immaterial error was identified in the previously reported loss from discontinued operations for the quarter ended September 30, 2013. The error related primarily to depreciation and amortization charges recorded on assets held for sale, and totaled approximately $2.7 million, net of tax. Management has concluded that this error was not material to the interim financial information taken as a whole and recorded an adjustment of $2.7 million, net of tax, to income from discontinued operations in the fourth quarter of 2013.

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$52,873	$51,964	$50,888	$58,380
Cost of sales	11,434	11,779	11,704	13,322
Gross profit	41,439	40,185	39,184	45,058
Operating expenses:
Selling, general and administrative	34,524	35,885	36,730	43,157
Research and development	3,361	3,490	3,428	3,626
Amortization of intangible assets	655	982	1,289	1,491
Gain on sale of intellectual property	—	—	—	(15,000)
Restructuring charges	177	254	—	—
Total operating expenses	38,717	40,611	41,447	33,274
Operating income (loss)	$2,722	$(426)	$(2,263)	$11,784
Net income (loss), continuing operations, net of tax	$424	$(1,367)	$(4,088)	$1,644
Net income (loss), discontinued operations, net of tax	$4,137	$2,077	$(1,251)	$3,708
Net income (loss)	$4,561	$710	$(5,339)	$5,352
Net income (loss), continuing operations per share, basic	$0.02	$(0.04)	$(0.11)	$0.04
Net income (loss), continuing operations per share, diluted	$0.02	$(0.04)	$(0.11)	$0.04
Net income (loss) per share, basic	$0.12	$0.02	$(0.14)	$0.14
Net income (loss) per share, diluted	$0.12	$0.02	$(0.14)	$0.14

Our operating income from continuing operations during the first and second quarters of 2012 included $0.2 million and $0.3 million of restructuring charges related to our cost improvement measures. We recognized $0.6 million, $1.2 million, and $1.2 million in the second, third, and fourth quarters of 2012, respectively, for costs associated with distributor conversions and non-competes. In the fourth quarter of 2012, we recognized $1.8 million for due diligence and transaction costs.
Net income from continuing operations in 2012 included the after-tax effect of the above amounts. In the third and fourth quarters of 2012, net income from continuing operations includes the after tax effects of $0.7 million and $2.1 million non-cash interest expense related to our 2017 Convertible Notes, respectively. Additionally, net income from continuing operations in the third quarter of 2012 includes the after tax effects of $1.8 million loss for the termination of a derivative instrument, $2.7 million charge for the write-off of unamortized deferred financing costs, and $2.3 million gain for mark-to-market adjustments on derivative assets and liabilities. Net income from continuing operations in the fourth quarter of 2012 includes the after tax effects of a $15.0 million gain on the sale of assets and a $3.5 million loss for mark-to-market adjustments on derivative assets and liabilities.
In addition to those noted above, our 2012 net income (loss) from discontinued operations included the after tax impacts of $2.9 million, $2.1 million and $1.7 million of U.S governmental inquires and DPA costs in the first, second and third quarters of 2012, respectively; $0.2 million, $0.4 million and $0.5 million of amortization of distributor non-competes in the second, third and fourth quarters of 2012, respectively; $2.4 million increase to management's estimate of the Company's probable insurance recovery for previously recognized costs associated with product liability claims during the fourth quarter of 2012; and $0.7 million and $0.5 million of restructuring charges during the first and second quarters of 2012, respectively.